Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2024
Prospectus Date	rr_ProspectusDate	Jul. 17, 2024
Eventide Gilead Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective July 16, 2024, Anant Goel no longer serves as Portfolio Manager of the Gilead Fund. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC (the “Adviser”), continues to serve as Portfolio Manager of the Fund. Accordingly, the Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Gilead Fund – Portfolio Manager”:

Portfolio Manager. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serves as Portfolio Manager of the Gilead Fund. Dr. Kuruvilla has served the Fund in this capacity since the Fund commenced operations in 2008.

Eventide Exponential Technologies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective July 16, 2024, Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, is a Portfolio Manager of the Exponential Technologies Fund. Accordingly, the Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Exponential Technologies Fund – Portfolio Manager”:

Portfolio Manager. Mr. Anant Goel, Portfolio Manager and Senior Research Analyst of the Adviser, and Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serve as Portfolio Managers of the Exponential Technologies Fund. Mr. Goel has served the Fund in this capacity since the Fund commenced operations in June 2020. Dr. Kuruvilla has served the Fund in this capacity since July 2024.

Eventide Large Cap Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective July 16, 2024, Anant Goel no longer serves as Portfolio Manager of the Large Cap Focus Fund. Andrew Singer, CFA, Portfolio Manager and Senior Research Analyst of the Adviser, and Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC (the “Adviser”), continue to serve as Portfolio Managers of the Fund. Accordingly, the Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Large Cap Focus Fund – Portfolio Managers”:

Portfolio Managers. Andrew Singer, CFA, Portfolio Manager and Senior Research Analyst of the Adviser, and Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serve as Portfolio Managers of the Large Cap Focus Fund. Mr. Singer has served the Fund in this capacity since the Fund commenced operations in June 2022. Ms. Bamford has served the Fund as a Portfolio Manager since May 2024.

The first paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Dr. Finny Kuruvilla serves as Portfolio Manager of the Gilead Fund.

The sixth paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Mr. Anant Goel and Dr. Finny Kuruvilla serve as Portfolio Managers of the Exponential Technologies Fund.

The seventh paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Andrew Singer, CFA and Dolores S. Bamford, CFA, serve as Portfolio Managers of the Large Cap Focus Fund.